Commitments and contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 01, 2020
Other Commitments [Line Items]
Accrued earnout liability		$ 2,409	$ 811
Accrued earnout liability		0	811
Settlement payment		8,529	8,757
Labor and social security contingencies related to former employees litigation and unasserted labor claims		1,154	2,630
Tax contingencies related to unasserted claims in jurisdiction		11,135	$ 27,188
Secretariat of the Federal Revenue Bureau of Brazil
Other Commitments [Line Items]
Collection of debts on service imports, income tax estimate	$ 31,803
Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 1,526
Earnout Consideration | Best Day Group | Share Triggering Price One
Other Commitments [Line Items]
Share price (in dollars per share)				$ 10
Minimum
Other Commitments [Line Items]
Loss contingency, possible loss		93,000
Minimum | Earnout Consideration | Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 0
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price One
Other Commitments [Line Items]
Share price (in dollars per share)				$ 10
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price Two
Other Commitments [Line Items]
Share price (in dollars per share)				15
Minimum | Earnout Consideration | Best Day Group | Share Triggering Price Three
Other Commitments [Line Items]
Share price (in dollars per share)				$ 20
Maximum
Other Commitments [Line Items]
Loss contingency, possible loss		$ 124,000
Maximum | Earnout Consideration | Best Day Group
Other Commitments [Line Items]
Accrued earnout liability				$ 20,000
Maximum | Earnout Consideration | Best Day Group | Price Between Ten And Fifteen
Other Commitments [Line Items]
Accrued earnout liability				5,000
Maximum | Earnout Consideration | Best Day Group | Price Between Fifteen And Twenty
Other Commitments [Line Items]
Accrued earnout liability				10,000
Maximum | Earnout Consideration | Best Day Group | Price Between Twenty And Twenty Five
Other Commitments [Line Items]
Accrued earnout liability				15,000
Maximum | Earnout Consideration | Best Day Group | Price is more than twenty five
Other Commitments [Line Items]
Accrued earnout liability				$ 20,000
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Two
Other Commitments [Line Items]
Share price (in dollars per share)				$ 15
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Three
Other Commitments [Line Items]
Share price (in dollars per share)				20
Maximum | Earnout Consideration | Best Day Group | Share Triggering Price Four
Other Commitments [Line Items]
Share price (in dollars per share)				$ 25